Variable interest entities (Tables)	6 Months Ended
Jun. 30, 2022
Variable Interest Entities [Abstract]
Schedule of maximum exposure to loss in VIEs	The following table presents our maximum exposure to loss in non-consolidated VIEs as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Carrying value of debt and equity investments	$114,990	$133,401